Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth our contractual obligations as of September 30, 2024:
	Payment due by September 30
	Total	2025	2026	2027
	HK$	HK$	HK$	HK$
Operating lease commitments under lease agreements	370,858	133,037	133,037	104,784